MATERIAL ACCOUNTING POLICY INFORMATION - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Property & Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	10 years
Property & Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	25 years
Geological Equipment and Other Facilities | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	2 years
Geological Equipment and Other Facilities | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	20 years
Computer Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	2 years
Computer Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years
Office Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years